Notes Payable to Banks (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Information On Notes Payable	Information on notes payable to banks is as follows:

	December 31,
	2011	2012
Short-term debt outstanding in:
Japan	7,734	—
ASMPT	32,946	61,675
Total	40,680	61,675

Local Currencies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Information On Notes Payable	Short-term debt outstanding in local currencies is as follows (in thousands):

	December 31,
	2011	2012
Japanese yen	775,000	—
Hong Kong dollar	331,144	630,686